Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue, net of discounts	$ 3,303	$ 58,832	$ 10,154	$ (26,006)	$ 29,985	$ 1,068,979
Rental revenues
Cost of sales
Gross (deficit) profit	3,303	58,832	10,154	(26,006)	29,985	1,068,979
Operating expenses
Compensation expense	111,661	171,213	219,155	357,269	253,844	4,465,765
Selling, general and administrative expenses	370,637	695,482	766,820	1,501,514	2,186,571	3,618,273
Total operating expenses	482,298	866,695	985,975	1,858,783	2,440,415	8,084,038
Operating loss	(478,995)	(807,863)	(975,821)	(1,884,789)	(2,410,430)	(7,015,059)
Other income (expenses)
Loss on sale of equipment	1,550	24,816	4,150	18,691	(56,751)	(113,137)
Impairment of Investment						(150,000)
Gain on Bankruptcy						32,158
Miscellaneous income (expense)					215,206	1,011,178
Interest expense, net	(1,384,916)	(1,871,910)	(2,096,033)	(2,809,910)	(5,919,257)	(3,708,842)
Total other income (expenses), net	(1,383,366)	(1,847,094)	(2,091,883)	(2,791,219)	(5,760,802)	(2,928,643)
Net loss from operations before income taxes	(1,862,361)	(2,654,958)	(3,067,704)	(4,676,009)	(8,171,232)	(9,943,702)
Income taxes expense (benefit)
Net loss	(1,862,361)	(2,654,958)	(3,067,704)	(4,676,009)	(8,171,232)	(9,943,702)
Preferred stock dividends	(23,206)	(22,721)	(46,415)	(44,315)	(90,732)	(53,912)
Net loss attributable to common shareholders	$ (1,885,567)	$ (2,677,679)	$ (3,114,119)	$ (4,720,324)	$ (8,261,964)	$ (9,997,614)
Basic and diluted income (loss) per common share
Net loss per share - basic	$ (0.06)	$ (0.08)	$ (0.09)	$ (0.14)	$ (0.25)	$ (0.30)
Net loss per share - diluted	$ (0.06)	$ (0.08)	$ (0.09)	$ (0.14)	$ (0.25)	$ (0.30)
Weighted average number of common shares outstanding - basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted average number of common shares outstanding - diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288